POSTRETIREMENT BENEFITS - PENSIONS (Changes Recognized in OCI Pension) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Aug. 31, 2013
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain)/Loss	$ (119)
Recognition of Actuarial Loss	(86)
Effect of Foreign Currency Translation Adjustment	3
Total Recognized in Accumulated Other Comprehensive Loss	(202)
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain)/Loss	(126)
Recognition of Actuarial Loss	(74)
Effect of Foreign Currency Translation Adjustment	0
Total Recognized in Accumulated Other Comprehensive Loss	(200)
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Current Year Actuarial (Gain)/Loss	7
Recognition of Actuarial Loss	(12)
Effect of Foreign Currency Translation Adjustment	3
Total Recognized in Accumulated Other Comprehensive Loss	$ (2)